UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21698
The Gabelli Global Gold, Natural Resources & Income Trust
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Global Gold, Natural Resources & Income Trust
First Quarter Report
March 31, 2009
To Our Shareholders,
     The Gabelli Global Gold, Natural Resources & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was 10.7% during the first quarter of 2009, compared with declines of 2.6% and 8.7% for the Chicago Board Options Exchange (“CBOE”) S&P 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was 23.3% during the first quarter. On March 31, 2009, the Fund’s NAV per share was $11.05, while the price of the publicly traded shares closed at $15.68 on the NYSE Amex.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

				Since
				Inception
	Quarter	1 Year	3 Year	(03/31/05)
Gabelli Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	10.70%	(57.79)%	(14.78)%	(5.22)%
Investment Total Return (c)	23.26	(33.96)	(4.13)	1.97
CBOE S&P 500 Buy/Write Index	(2.59)	(28.01)	(6.93)	(3.37)
Philadelphia Gold & Silver Index	(8.73)	(23.07)	(0.66)	10.61
Amex Energy Select Sector Index	(10.45)	(41.51)	(6.42)	1.32
Barclays Capital Government/Corporate Bond Index	(1.28)	1.78	5.47	4.59

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Amex Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Barclays Capital Government/Corporate Bond Index is an unmanaged market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 76.0%
	Energy and Energy Services — 24.0%
51,400	Baker Hughes Inc. (a)	$1,467,470
157,500	BJ Services Co. (a)	1,567,125
73,500	BP plc, ADR (a)	2,947,350
78,500	Chesapeake Energy Corp. (a)	1,339,210
43,400	Chevron Corp. (a)	2,918,216
307,692	Comanche Energy Inc.† (b)(c)(d)	427,990
52,500	ConocoPhillips (a)	2,055,900
110,000	Devon Energy Corp. (a)	4,915,900
43,100	Diamond Offshore Drilling Inc. (a)	2,709,266
53,000	Exxon Mobil Corp. (a)	3,609,300
65,000	Galp Energia SGPS SA, Cl. B	775,506
128,000	Halliburton Co. (a)	1,980,160
143,300	Imperial Oil Ltd.	5,205,536
42,000	Marathon Oil Corp. (a)	1,104,180
102,500	Murphy Oil Corp. (a)	4,588,925
105,000	Nabors Industries Ltd.† (a)	1,048,950
171,000	Noble Corp. (a)	4,119,390
262,500	Petroleo Brasileiro SA, ADR (a)	7,998,375
132,000	Rowan Companies Inc. (a)	1,580,040
66,000	Royal Dutch Shell plc, Cl. A	1,487,732
132,000	Saipem SpA	2,350,034
84,000	Sasol Ltd., ADR (a)	2,431,800
21,000	Schlumberger Ltd.	853,020
112,900	StatoilHydro ASA, ADR (a)	1,968,976
236,500	Suncor Energy Inc. (a)	5,252,665
40,000	Technip SA	1,414,166
51,500	Tesoro Corp. (a)	693,705
129,800	The Williams Companies Inc. (a)	1,477,124
12,500	Total SA, ADR (a)	613,250
65,400	Transocean Ltd.† (a)	3,848,136
76,100	Valero Energy Corp. (a)	1,362,190
242,200	Weatherford International Ltd.† (a)	2,681,154
150,000	XTO Energy Inc. (a)	4,593,000

		83,385,741

	Metals and Mining — 52.0%
220,000	Agnico-Eagle Mines Ltd. (a)	12,522,400
154,000	Anglo American plc	2,620,657
46,250	Anglo Platinum Ltd.	2,324,096
290,800	AngloGold Ashanti Ltd., ADR (a)	10,689,808
307,300	Barrick Gold Corp. (a)	9,962,666
88,000	BHP Billiton Ltd., ADR (a)	3,924,800
159,900	Companhia Vale do Rio Doce, ADR (a)	2,126,670
79,500	Compania de Minas Buenaventura SA, ADR	1,906,410
100,000	Eldorado Gold Corp.†	904,188
175,000	Equinox Minerals Ltd.†	256,781
112,000	Franco-Nevada Corp.	2,418,020
90,792	Freeport-McMoRan Copper & Gold Inc. (a)	3,460,083
538,500	Fresnillo plc	3,534,936
200,000	Gold Fields Ltd.	2,206,387
1,313,500	Gold Fields Ltd., ADR (a)	14,895,090
275,000	Goldcorp Inc. (a)	9,163,000
692,300	Harmony Gold Mining Co. Ltd., ADR† (a)	7,573,762
637,000	Hochschild Mining plc	1,946,811
412,000	Impala Platinum Holdings Ltd.	6,882,977
221,140	Ivanhoe Mines Ltd.† (a)	1,360,011
50,000	Ivanhoe Mines Ltd.† (c)	307,500
88,000	Kazakhmys plc	468,448
460,000	Kinross Gold Corp. (a)	8,220,200
5,683,488	Lihir Gold Ltd.†	12,962,641
250,600	Lundin Mining Corp.† (a)	393,442
520,646	Newcrest Mining Ltd.	11,849,315
238,600	Newmont Mining Corp. (a)	10,679,736
10,258,000	PanAust Ltd.†	2,032,882
70,000	Peabody Energy Corp. (a)	1,752,800
147,800	Randgold Resources Ltd., ADR	8,032,930
400,000	Red Back Mining Inc.†	2,585,660
27,000	Rio Tinto plc, ADR (a)	3,619,620
40,600	Royal Gold Inc.	1,898,456
62,000	Vedanta Resources plc	600,927
721,005	Xstrata plc	4,828,667
1,002,500	Yamana Gold Inc. (a)	9,273,125

		180,185,902

	TOTAL COMMON STOCKS	263,571,643

	CONVERTIBLE PREFERRED STOCKS — 1.0%
	Metals and Mining — 1.0%
51,720	Freeport-McMoRan Copper & Gold Inc., 6.750% Cv. Pfd	3,339,560
6,000	Vale Capital Ltd., 5.500% Cv. Pfd., Ser. RIO	175,560

	TOTAL CONVERTIBLE PREFERRED STOCKS	3,515,120

	WARRANTS — 0.1%
	Energy and Energy Services — 0.0%
34,091	Comanche Energy Inc., Cl. A, expire 06/13/13† (b)(c)(d)	12,137
36,197	Comanche Energy Inc., Cl. B, expire 06/13/13† (b)(c)(d)	12,141
82,965	Comanche Energy Inc., Cl. C, expire 06/13/13† (b)(c)(d)	24,286

		48,564

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	WARRANTS (Continued)
	Metals and Mining — 0.1%
62,500	Franco-Nevada Corp., expire 03/13/12† (b)(d)(e)	$228,253

	TOTAL WARRANTS	276,817

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 2.9%
	Energy and Energy Services — 1.1%
$1,500,000	Chesapeake Energy Corp., Cv., 2.250%, 12/15/38	780,000
2,000,000	Nabors Industries Inc., Cv., 0.940%, 05/15/11	1,780,000
500,000	Transocean Ltd., Ser. A, Cv., 1.625%, 12/15/37	461,875
1,000,000	Transocean Ltd., Ser. B, Cv., 1.500%, 12/15/37	862,500

		3,884,375

	Metals and Mining — 1.8%
270,000	Alcoa Inc., Cv., 5.250%, 03/15/14	358,088
5,000,000	Newmont Mining Corp., Cv., 1.625%, 07/15/17	5,668,750

		6,026,838

	TOTAL CONVERTIBLE CORPORATE BONDS	9,911,213

	CORPORATE BONDS — 9.8%
	Energy and Energy Services — 2.8%
2,000,000	Allis-Chalmers Energy Inc., 9.000%, 01/15/14	940,000
3,329,746	Comanche Energy Inc., PIK, 12.500%, 06/13/13 (b)(c)(d)	1,370,820
2,000,000	Marathon Oil Corp., 6.000%, 10/01/17	1,856,594
2,000,000	Suncor Energy Inc., 6.100%, 06/01/18	1,708,544
1,000,000	Tesoro Corp., 6.250%, 11/01/12	877,500
3,000,000	XTO Energy Inc., 4.625%, 06/15/13	2,907,426

		9,660,884

	Metals and Mining — 7.0%
2,000,000	AK Steel Corp., 7.750%, 06/15/12	1,580,000
3,000,000	Alcoa Inc., 6.000%, 07/15/13	2,396,628
5,000,000	ArcelorMittal, 5.375%, 06/01/13	3,884,450
1,500,000	BHP Billiton Finance (USA) Ltd., 5.000%, 12/15/10	1,533,524
2,000,000	Freeport-Mcmoran Copper & Gold Inc., 8.250%, 04/01/15	1,917,206
2,000,000	Peabody Energy Corp., Ser. B, 6.875%, 03/15/13	1,960,000
2,000,000	Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	1,795,074
3,515,000	United States Steel Corp., 6.050%, 06/01/17	2,177,887
2,700,000	WMC Finance (USA) Ltd., 5.125%, 05/15/13	2,711,966
5,000,000	Xstrata Canada Corp., 7.250%, 07/15/12	4,238,630

		24,195,365

	TOTAL CORPORATE BONDS	33,856,249

	U.S. GOVERNMENT OBLIGATIONS — 10.2%
	U.S. Treasury Bills — 7.4%
25,740,000	U.S. Treasury Bills, 0.086% to 0.452%††, 04/02/09 to 10/01/09 (a)	25,729,685

	U.S. Treasury Cash Management Bills — 2.8%
9,669,000	U.S. Treasury Cash Management Bills, 0.051% to 0.183%††, 04/29/09 to 06/24/09 (a)	9,666,099

	TOTAL U.S. GOVERNMENT OBLIGATIONS	35,395,784

Number of	Expiration Date/
Contracts	Exercise Price
	PUT OPTIONS PURCHASED — 0.0%
5,000	SPDR Gold Trust Jun. 09/55	62,500

TOTAL INVESTMENTS — 100.0% (Cost $430,354,978)		$346,589,326

	Aggregate book cost	$430,354,978

	Gross unrealized appreciation	$33,403,098
	Gross unrealized depreciation	(117,168,750)

	Net unrealized appreciation/(depreciation)	$(83,765,652)

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTION CONTRACTS WRITTEN — (10.1)%
	Call Options Written — (10.0)%
852	Agnico-Eagle Mines Ltd.	May 09/40	$1,495,260
1,348	Agnico-Eagle Mines Ltd.	May 09/50	1,401,920
453	Allis-Chalmers Energy Inc.	Jul. 09/7.50	5,663
154	Anglo American plc(f)	Jun. 09/11	482,811
1	Anglo American plc(f)	Jun. 09/15	976
830	AngloGold Ashanti Ltd., ADR	Apr. 09/30	622,500
650	AngloGold Ashanti Ltd., ADR	Jul. 09/20	1,121,250
185	AngloGold Ashanti Ltd., ADR	Jul. 09/25	238,650
643	AngloGold Ashanti Ltd., ADR	Jul. 09/30	575,485
490	Baker Hughes Inc.	Jul. 09/35	83,300
300	Barrick Gold Corp.	Apr. 09/27.50	177,000
1,500	Barrick Gold Corp.	Apr. 09/30	495,000
773	Barrick Gold Corp.	Jul. 09/30	421,285
550	BHP Billiton Ltd., ADR	May 09/40	380,050
230	BHP Billiton Ltd., ADR	May 09/45	92,690
100	BHP Billiton Ltd., ADR	May 09/50	20,500
350	BJ Services Co.	Jul. 09/10	50,750
1,150	BJ Services Co.	Jul. 09/12.50	69,000
700	BP plc, ADR	Jul. 09/45	114,100
9	BP plc, ADR	Jul. 09/50	495
750	Chesapeake Energy Corp.	Jul. 09/15	292,500
250	Chevron Corp.	Jun. 09/65	170,000
160	Chevron Corp.	Jun. 09/70	67,200
1,600	Companhia Vale do Rio Doce, ADR	Apr. 09/13	161,600
45	Compania de Minas Buenaventura SA, ADR	Jun. 09/17.50	33,075
750	Compania de Minas Buenaventura SA, ADR	Jun. 09/20	412,500
500	ConocoPhillips	May 09/40	126,000
400	Devon Energy Corp.	Jul. 09/50	140,000
650	Devon Energy Corp.	Jul. 09/55	136,500
411	Diamond Offshore Drilling Inc.	Jun. 09/70	176,730
1,750	Equinox Minerals Ltd.(g)	Apr. 09/3	10,410
40	Exxon Mobil Corp.	Apr. 09/70	5,800
350	Exxon Mobil Corp.	Jul. 09/75	110,250
100	Exxon Mobil Corp.	Jul. 09/80	16,400
190	Franco-Nevada Corp.(g)	Apr. 09/20	110,763
1,000	Franco-Nevada Corp.(g)	Apr. 09/21	503,648
357	Freeport-McMoRan Copper & Gold Inc.	May 09/30	158,865
250	Freeport-McMoRan Copper & Gold Inc.	May 09/35	96,250
300	Freeport-McMoRan Copper & Gold Inc.	May 09/45	55,500
2,000	Gold Fields Ltd., ADR	Apr. 09/10	302,000
2,000	Gold Fields Ltd., ADR	Jul. 09/7.50	840,000
7,166	Gold Fields Ltd., ADR	Jul. 09/10	1,755,670
2,100	Gold Fields Ltd., ADR	Jul. 09/12.50	252,000
700	Gold Fields Ltd., ADR	Jan. 10/10	239,400
100	Goldcorp Inc.	Apr. 09/27.50	61,000
1,645	Goldcorp Inc.	Apr. 09/30	723,800
1,000	Goldcorp Inc.	Jul. 09/35	700,000
556	Halliburton Co.	Apr. 09/17.50	16,124
494	Halliburton Co.	Jul. 09/17.50	72,618
200	Halliburton Co.	Jul. 09/20	16,000
1,000	Harmony Gold Mining Co. Ltd., ADR	May 09/7.50	355,000
1,850	Harmony Gold Mining Co. Ltd., ADR	May 09/8.25	519,258
2,800	Harmony Gold Mining Co. Ltd., ADR	May 09/12.50	112,000
273	Harmony Gold Mining Co. Ltd., ADR	Jan. 10/10	77,805
1,000	Harmony Gold Mining Co. Ltd., ADR	Jan. 11/10	390,000
200	Imperial Oil Ltd.(g)	May 09/38	126,904
1,000	Imperial Oil Ltd.(g)	May 09/40	503,648
168	Imperial Oil Ltd.(g)	May 09/44	46,970
2,710	Ivanhoe Mines Ltd.	Jun. 09/5	487,800
1,000	Kinross Gold Corp.	May 09/15	360,000
1,850	Kinross Gold Corp.	May 09/20	190,550
250	Kinross Gold Corp.	Aug. 09/20	62,500
1,500	Kinross Gold Corp.	Aug. 09/22.50	236,250
4,650	Lihir Gold Ltd.(h)	Jun. 09/2.26	3,494,321
400	Marathon Oil Corp.	May 09/30	40,000
580	Murphy Oil Corp.	Jul. 09/45	330,600
400	Murphy Oil Corp.	Jul. 09/55	89,000
250	Nabors Industries Ltd.	May 09/12.50	10,000
900	Nabors Industries Ltd.	Jun. 09/12.50	58,500
135	Newcrest Mining Ltd.(h)	Jun. 09/24.35	864,331
135	Newcrest Mining Ltd.(h)	Jun. 09/24.86	825,261
180	Newcrest Mining Ltd.(h)	Jun. 09/24.92	1,093,214
836	Newmont Mining Corp.	Jun. 09/40	641,630
600	Newmont Mining Corp.	Jun. 09/42.50	378,000
600	Newmont Mining Corp.	Jun. 09/45	300,000
1,100	Noble Corp.	Jun. 09/25	286,000
530	Noble Corp.	Jun. 09/30	58,300
350	Peabody Energy Corp.	Jun. 09/15	367,500
200	Peabody Energy Corp.	Jun. 09/35	16,000
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTION CONTRACTS WRITTEN (Continued)
	Call Options Written (Continued)
500	Petroleo Brasileiro SA, ADR	Apr. 09/22.50	$405,000
450	Petroleo Brasileiro SA, ADR	Apr. 09/25	270,000
237	Petroleo Brasileiro SA, ADR	Apr. 09/27.50	85,320
1,000	Petroleo Brasileiro SA, ADR	Apr. 09/30	195,000
188	Petroleo Brasileiro SA, ADR	May 09/35	24,440
250	Petroleo Brasileiro SA, ADR	Jul. 09/30	127,500
965	Randgold Resources Ltd., ADR	Jun. 09/50	854,025
200	Randgold Resources Ltd., ADR	Jun. 09/55	124,000
1,500	Red Back Mining Inc.(g)	Apr. 09/7	145,741
1,500	Red Back Mining Inc.(g)	Jul. 09/8	172,510
270	Rio Tinto plc, ADR	Apr. 09/110	723,600
70	Rio Tinto plc, ADR	Apr. 09/190	1,750
1,050	Rowan Companies Inc.	Jul. 09/15	110,250
33	Royal Dutch Shell plc, Cl. A(f)	Sep. 09/1700	46,344
33	Royal Dutch Shell plc, Cl. A(f)	Sep. 09/1800	32,020
200	Royal Gold Inc.	Jul. 09/40	190,000
200	Royal Gold Inc.	Jul. 09/50	85,000
264	Saipem SpA(i)	Jun. 09/15	103,822
250	Sasol Ltd., ADR	Apr. 09/25	106,250
550	Sasol Ltd., ADR	Jun. 09/30	156,750
150	Schlumberger Ltd.	May 09/45	32,700
50	Schlumberger Ltd.	May 09/50	5,000
300	StatoilHydro ASA, ADR	Apr. 09/17.50	26,250
425	StatoilHydro ASA, ADR	Jul. 09/17.50	75,438
350	StatoilHydro ASA, ADR	Jul. 09/22.50	13,125
1,750	Suncor Energy Inc.	Jun. 09/25	332,500
500	Suncor Energy Inc.	Jun. 09/30	38,500
400	Technip SA(i)	Jun. 09/28	94,065
495	Tesoro Corp.	May 09/15	51,975
400	The Williams Companies Inc.	Aug. 09/12.50	50,000
838	The Williams Companies Inc.	Aug. 09/15	46,090
120	Total SA, ADR	May 09/50	31,500
500	Transocean Inc.	May 09/60	235,000
124	Transocean Inc.	May 09/75	9,300
600	Valero Energy Corp.	Jun. 09/21	64,200
1,500	Weatherford International Ltd.	May 09/10	300,000
707	Weatherford International Ltd.	May 09/12.50	56,560
240	Xstrata plc(f)	Jun. 09/5.43	247,959
450	XTO Energy Inc.	May 09/30	137,250
1,050	XTO Energy Inc.	May 09/35	131,250
3,500	Yamana Gold Inc.	Apr. 09/8	385,000
1,000	Yamana Gold Inc.	Apr. 09/9	70,000
3,000	Yamana Gold Inc.	Apr. 09/10	90,000
525	Yamana Gold Inc.	Jul. 09/8	112,875

	TOTAL CALL OPTIONS WRITTEN (Premiums received $21,654,443)		$34,528,489

	Put Options Written — (0.1)%
150	Agnico-Eagle Mines Ltd.	May 09/17.50	$1,500
100	AngloGold Ashanti Ltd., ADR	Apr. 09/10	500
200	Barrick Gold Corp.	Apr. 09/12.50	1,500
400	BP plc, ADR	Apr. 09/35	8,000
250	Devon Energy Corp.	Apr. 09/45	56,250
2,500	Eldorado Gold Corp.(g)	May 09/8	29,743
1,000	Gold Fields Ltd., ADR	May 09/3.50	10
190	Goldcorp Inc.	Apr. 09/12.50	950
500	Kinross Gold Corp.	May 09/7.50	5,000
50	Marathon Oil Corp.	Apr. 09/15	500
400	Nabors Industries Ltd.	Jun. 09/7.50	20,000
800	Noble Corp.	Jun. 09/15	24,000
300	Rowan Companies Inc.	Jul. 09/7.50	11,250
300	Rowan Companies Inc.	Jul. 09/10	30,000
120	Tesoro Corp.	May 09/5	1,200
1,000	United States Oil Fund LP	Apr. 09/24	30,000
750	Yamana Gold Inc.	May 09/2.50	0

	TOTAL PUT OPTIONS WRITTEN (Premiums received $834,553)		$220,403

	Aggregate premiums and proceeds .		$22,488,996

	Gross unrealized appreciation		$2,944,885
	Gross unrealized depreciation		(15,204,781)

	Net unrealized appreciation/ (depreciation)		$(12,259,896)

(a)	Securities, or a portion thereof, with a value of $168,053,443 pledged as collateral for options written.

(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $2,075,627 or 0.60% of total investments.
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)
(c)	At March 31, 2009, the Fund held investments in restricted securities amounting to $2,154,874 or 0.62% of total investments, which were value under methods approved by the Board of Trustees as follows:

Acquisition
Shares/				03/31/09
Principal		Acquisition	Acquisition	Carrying Value
Amount	Issuer	Date	Cost	Per Unit
307,692	Comanche Energy Inc.	06/17/08	$1,849,998	$1.3910
34,091	Comanche Energy Inc., Cl. A, Warrant expire 06/13/13	06/17/08	93,750	0.3560
36,197	Comanche Energy Inc., Cl. B, Warrant expire 06/13/13	06/17/08	93,750	0.3354
82,965	Comanche Energy Inc., Cl. C, Warrant expire 06/13/13	06/17/08	187,501	0.2927
$3,329,746	Comanche Energy Inc., 12.500%, 06/13/13	06/17/08	3,104,746	41.1689
50,000	Ivanhoe Mines Ltd.	04/25/05	337,897	6.1500

(d)	Illiquid security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of the Rule 144A security amounted to $228,253 or 0.07% of total investments.

(f)	Exercise price denoted in British Pounds.

(g)	Exercise price denoted in Canadian dollars.

(h)	Exercise price denoted in Australian dollars.

(i)	Exercise price denoted in Euros.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt.

PIK	Payment-in-kind

	% of
	Market	Market
Geographic Diversification	Value	Value
Long Positions
North America	56.4%	$195,534,224
Europe	13.6	47,115,174
South Africa	13.6	47,003,920
Asia/Pacific	10.6	36,810,203
Latin America	5.8	20,125,805

Total Investments	100.0%	$346,589,326

Short Positions
North America	(4.2)%	$(14,561,622)
South Africa	(2.2)	(7,664,528)
Asia/Pacific	(2.0)	(6,770,368)
Europe	(1.1)	(3,592,879)
Latin America	(0.6)	(2,159,495)

Total Investments	(10.1)%	$(34,748,892)

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

	Investments in	Investments in	Other Financial Instruments
	Securities	Securities	(Unrealized
	(Market Value)	(Market Value)	Appreciation)*
Valuation Inputs	Assets	Liabilities	Assets
Level 1 — Quoted Prices	$266,658,774	$(20,159,867)	—
Level 2 — Other Significant Observable Inputs	78,083,178	(14,589,025)	$101,685
Level 3 — Significant Unobservable Inputs	1,847,374	—	—

Total	$346,589,326	$(34,748,892)	$101,685

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/08	$2,278,880
Accrued discounts/(premiums)	7,809
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(675,311)
Net purchase/(sales)	235,996
Transfers in and/or out of Level 3	—

Balance as of 03/31/09	$1,847,374

Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at 03/31/09	$(675,311)

Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any significant investments in derivatives.
2. Swap Agreements. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
The Fund has entered into equity swap agreements with Goldman Sachs Group, Inc. Details of the swaps at March 31, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
3 Month LIBOR
plus 65 bps plus
	Market Value	Market Value
	Appreciation on:	Depreciation on:
	MMX Mineracao e	MMX Mineracao e
$886,032 (672,000 Shares)	Metalicos SA	Metalicos SA	03/23/10	$78,364
165,754 (274,200 Shares)	LLX Logistica SA	LLX Logistica SA	03/23/10	23,321

$101,685

3. Tax Information. Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2008, the Fund deferred capital losses of $27,712,086 and currency losses of $130,859.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
AND YOUR PERSONAL PRIVACY
Who are we?
The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees	Officers
Anthony J. Colavita	Bruce N. Alpert
Attorney-at-Law,	President
Anthony J. Colavita, P.C.
Carter W. Austin
Vice President
James P. Conn
Former Managing Director & Chief Investment Officer,	Peter D. Goldstein Chief Compliance Officer
Financial Security Assurance Holdings Ltd.

Mario d’Urso	Molly A.F. Marion
Former Italian Senator	Assistant Vice President & Ombudsman

Vincent D. Enright	Agnes Mullady
Former Senior Vice President &	Treasurer and Secretary
Chief Financial Officer,
KeySpan Corp.	Investment Adviser
Gabelli Funds, LLC
Frank J. Fahrenkopf, Jr.	One Corporate Center
President & Chief Executive Officer,	Rye, New York 10580-1422
American Gaming Association	Custodian
The Bank of New York Mellon
Michael J. Melarkey
Attorney-at-Law,	Counsel
Avansino, Melarkey, Knobel & Mulligan	Skadden, Arps, Slate, Meagher & Flom LLP

Salvatore M. Salibello	Transfer Agent and Registrar
Certified Public Accountant, Salibello & Broder, LLP	American Stock Transfer and Trust Company

Stock Exchange Listing
Anthonie C. van Ekris
Chairman, BALMAC International, Inc. Salvatore J. Zizza		Common	6.625% Preferred

Chairman, Zizza & Co., Ltd.	NYSE Amex—Symbol:	GGN	GGN PrA
	Shares Outstanding:	18,596,946	3,955,687
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting ww.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its Series A Cumulative Preferred Shares in the open market when the preferred shares are trading at a discount to the liquidation value of $25.00.

THE GABELLI GLOBAL GOLD , NATURAL RESOURCES & INCOME TRUST One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	5/27/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	5/27/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/27/09

*	Print the name and title of each signing officer under his or her signature.